Basis of preparation and presentation (Tables)	12 Months Ended
Jun. 30, 2019
Basis of Preparation and Presentation [Abstract]
Schedule of consolidated financial statements
	Ownership %
	2019	2018	2017
Jaborandi Agrícola Ltda	99.99	99.99	99.99
Imobiliária Jaborandi	99.99	99.99	99.99
Cremaq	99.99	99.99	99.99
Engenho de Maracaju	99.99	99.99	99.99
Araucária	99.99	99.99	99.99
Mogno	99.99	99.99	99.99
Cajueiro	99.99	99.99	99.99
Ceibo	99.99	99.99	99.99
Flamboyant	99.99	99.99	99.99
Palmeiras	99.99	99.99	99,99
Moroti (a)	99.99	99.99	-
FIM Guardian Exclusive Fund (b)	-	-	100.00

Schedule of depreciation rate
Annual depreciation rates %
	2019	2018	2017
Buildings and improvements	2-25	2-20	2-20
Equipment and facilities	5-10	10	10
Vehicles and agricultural machinery	13-20	13-20	13-20
Furniture and fixtures	10	10	10
Opening of areas	5-20	10-20	10-20
Permanent cultures	16-27	16-27	16-27

Schedule of reclassifications on the statement of financial position
	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9

Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,660	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost